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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               ------------------


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER
        Report for the Calendar Year or Quarter Ended December 31, 2005

               -------------------------------------------------
               (Please read instructions before preparing form.)
               -------------------------------------------------
If amended report check here: [_]

Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


Hemenway & Barnes    60 State Street    Boston,   MA      02109
--------------------------------------------------------------------------------
Business Address        (Street)        (City)  (State)   (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------------------------------------------------------
                                   ATTENTION
    Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2006.

                                                  Michael B. Elefante
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:                         13F File No.:

1. Brian C. Broderick (12)* 28-11136      6. Kurt F. Somerville (32)*   28-10379
-------------------------------------------------------------------------------------
2. Timothy F. Fidgeon       28-06169      7. U. S. Trust Company, N. A. 28-4052
-------------------------------------------------------------------------------------
3. Fiduciary Trust Company  28-471        8.
-------------------------------------------------------------------------------------
4. Gannett, Welsh & Kotler  28-4145       9.
-------------------------------------------------------------------------------------
5. Roy A. Hammer            28-5798       10.
-------------------------------------------------------------------------------------

* Refers to manager number on attached detail in Item 7.

AS OF: DECEMBER 31, 2005                            FORM 13F           SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                              ITEM 5:                             ITEM 8:
                                                     ITEM 4:  SHARES   ITEM 6:               VOTING AUTHORITY
                                            ITEM 3:   FAIR      OR     INVESTMENT            --------------------
         ITEM 1:               ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:   (A)    (B)     (C)
      NAME OF ISSUER        TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS  SOLE  SHARED   NONE
      --------------        -------------- --------- ------- --------- --------    --------  ----  -------  ----
A E S CORP.                  COMMON STOCK  00130H105  567411    35844        xx                      35844

ABBOTT LABS.                 COMMON STOCK  002824100  263235     6676        xx                       1821
                                                                             xx       32              4855

AETNA U. S. HEALTHCARE INC.  COMMON STOCK  00817Y108  542283     5750        xx                       5750

ALBERTO CULVER CO.           COMMON STOCK  013068101  215025     4700        xx                       1100
                                                                             xx       12               300
                                                                             xx       32              3300

AMAZON NOTE CONV SUB DEB     CONV          023135AF3 1773506  1845000        xx                     655000
                             CORPORATE                                       xx       12            160000
                             BONDS                                           xx       32           1030000

AMGEN INC.                   COMMON STOCK  031162100 1606773    20375        xx                       8300
                                                                             xx       12               750
                                                                             xx       32             11325

ANALOG DEVICES, INC.         COMMON STOCK  032654105 1343332    37450        xx                      19650
                                                                             xx       12              1800
                                                                             xx       32             16000

APPLIED MATERIALS INC.       COMMON STOCK  038222105  201825    11250        xx                      11250

APTARGROUP INC.              COMMON STOCK  038336103  925715    17734        xx                       6929
                                                                             xx       12              1400
                                                                             xx       32              9405

AUTOMATIC DATA PROCESSING    COMMON STOCK  053015103  283846     6184        xx                       3178
                                                                             xx       32              3006

AVERY DENNISON CORP.         COMMON STOCK  053611109  417289     7550        xx                       4550
                                                                             xx       12               800
                                                                             xx       32              2200

B P PLC ADR                  COMMON STOCK  055622104 2864854    44610        xx                      15660
                                                                             xx       12              3050
                                                                             xx       32             25900

BANK OF AMERICA CORP.        COMMON STOCK  060505104  607796    13170        xx                       5885
                                                                             xx       32              7285

AS OF: DECEMBER 31, 2005                                     FORM 13F           SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:                             ITEM 8:
                                                              ITEM 4:  SHARES   ITEM 6:               VOTING AUTHORITY
                                                     ITEM 3:   FAIR      OR     INVESTMENT            --------------------
              ITEM 1:                   ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:   (A)    (B)     (C)
           NAME OF ISSUER            TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS  SOLE  SHARED   NONE
           --------------            -------------- --------- ------- --------- --------    --------  ----  -------  ----
BEA SYSTEMS INC.                      CORPORATE     073325AD4 1963035  1998000        xx                     537000
                                      BONDS                                           xx       12            150000
                                                                                      xx       32           1311000

BERKSHIRE HATHAWAY INC.                                                               xx                         63
                                      CLASS B       084670207  402164      137        xx       32                74

BIOMET INC.                           COMMON STOCK  090613100  620081    16956        xx                       5714
                                                                                      xx       12              1400
                                                                                      xx       32              9842

BRISTOL MYERS SQUIBB CO.              COMMON STOCK  110122108  594033    25850        xx                       9550
                                                                                      xx       32             16300

CANADIAN NATIONAL RAILWAY CO.         COMMON STOCK  136375102 1421822    17775        xx                       5950
                                                                                      xx       12              1500
                                                                                      xx       32             10325

CAPITOL ONE FINL CORP.                COMMON STOCK  14040H105  479520     5550        xx                       5550

CATERPILLAR INC.                      COMMON STOCK  149123101  257077     4450        xx                       4450

CEDAR FAIR L P                        COMMON STOCK  150185106  329637    11550        xx                      11550

CHARLES RIVER LABORATORIES INTL INC.  COMMON STOCK  159864107  211850     5000        xx                       5000

CHEVRON CORP.                         COMMON STOCK  166764100  330742     5826        xx                       1371
                                                                                      xx       12               600
                                                                                      xx       32              3855

CISCO SYS INC.                        COMMON STOCK  17275R102  354744    20721        xx                      11084
                                                                                      xx       32              9637

CITIGROUP INC.                        COMMON STOCK  172967101  353444     7283        xx                       7283

COGNEX                                COMMON STOCK  192422103  458873    15250        xx                      13450
                                                                                      xx       32              1800

CONEXANT SYSTEMS INC.                 COMMON STOCK  207142100   43270    19146        xx                      19146

DEVRY INC.                            COMMON STOCK  251893103  252000    12600        xx                      12600

DOMINION RESOURCES INC.               V A NEW       25746U109  320380     4150        xx                       4150

DOW JONES & CO. INC.                  COMMON STOCK  260561105 4733443   133374        xx                      49634
                                                                                      xx       32             83740

AS OF: DECEMBER 31, 2005                              FORM 13F           SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                ITEM 5:                             ITEM 8:
                                                      ITEM 4:   SHARES   ITEM 6:                VOTING AUTHORITY
                                             ITEM 3:   FAIR       OR     INVESTMENT             -------------------
          ITEM 1:               ITEM 2:       CUSIP   MARKET   PRINCIPAL DISCRETION  ITEM 7:    (A)    (B)    (C)
       NAME OF ISSUER        TITLE OF CLASS  NUMBER    VALUE    AMOUNT   (A) (B) (C) MANAGERS   SOLE  SHARED  NONE
       --------------        -------------- --------- -------- --------- --------    --------   ----  ------  ----
DOW JONES & CO. INC.          CLASS B       260561204 23571784  664181         xx                     226605
                              (RESTRICTED)                                     xx       32            437576

E I DU PONT DE NEMOURS & CO.  COMMON STOCK  263534109   269875    6350         xx                       5350
                                                                               xx       12              1000

E M C CORP.                   COMMON STOCK  268648102   424944   31200         xx                      15500
                                                                               xx       12              2000
                                                                               xx       32             13700

EMERSON ELECTRIC CO.          COMMON STOCK  291011104  1447313   19375         xx                       6625
                                                                               xx       12              1100
                                                                               xx       32             11650

ENCANA CORP.                  COMMON STOCK  292505104  2116107   46858         xx                      23243
                                                                               xx       12              2900
                                                                               xx       32             20715

EXXON MOBIL CORP.             COMMON STOCK  30231G102  2251574   40085         xx                      16863
                                                                               xx       12              1800
                                                                               xx       32             21422

FUEL CELL ENERGY INC.         COMMON STOCK  35952H106   184223   21750         xx                      16250
                                                                               xx       32              5500

GENERAL ELECTRIC CO.          COMMON STOCK  369604103  1933008   55150         xx                      33318
                                                                               xx       12              5600
                                                                               xx       32             16232

GENERAL MILLS INC.            COMMON STOCK  370334104   515394   10450         xx                       7050
                                                                               xx       32              3400

HONEYWELL INTERNATIONAL INC.  COMMON STOCK  438516106   217913    5850         xx                       5850

INTEL CORPORATION             COMMON STOCK  458140100  1895038   75923         xx                      37171
                                                                               xx       12              2700
                                                                               xx       32             36052

INTL BUSINESS MACHINES        COMMON STOCK  459200101   222022    2701         xx                       1601
                                                                               xx       12              1100

AS OF: DECEMBER 31, 2005                                     FORM 13F           SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:                             ITEM 8:
                                                              ITEM 4:  SHARES   ITEM 6:                VOTING AUTHORITY
                                                     ITEM 3:   FAIR      OR     INVESTMENT             -------------------
              ITEM 1:                   ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:    (A)    (B)    (C)
           NAME OF ISSUER            TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS   SOLE  SHARED  NONE
           --------------            -------------- --------- ------- --------- --------    --------   ----  ------  ----
JACOBS ENGINEERING GROUP              COMMON STOCK  469814107  290144    4275         xx                      4275

JEFFERSON-PILOT CORP.                 COMMON STOCK  475070108 1427463   25074         xx                     10350
                                                                                      xx       12              400
                                                                                      xx       32            14324

JOHNSON & JOHNSON                     COMMON STOCK  478160104 2352915   39150         xx                     19550
                                                                                      xx       12             3900
                                                                                      xx       32            15700

KEYSPAN CORP.                         COMMON STOCK  49337W100  224847    6300         xx                      6300

KINDER MORGAN ENERGY LTD PARTNERSHIP  COMMON STOCK  494550106  253446    5300         xx                      5300

KOPIN                                 COMMON STOCK  500600101  129005   24113         xx                     11200
                                                                                      xx       32            12913

LIFELINE SYS. INC.                    COMMON STOCK  532192101  275736    7542         xx                      1700
                                                                                      xx       32             5842

LOWES COMPANIES INC.                  COMMON STOCK  548661107  339966    5100         xx                      5100

LUCENT TECHNOLOGIES INC.              COMMON STOCK  549463107   93366   35100         xx                     35100

MERCK & CO. INC.                      COMMON STOCK  589331107 1091465   34312         xx                     14192
                                                                                      xx       12             1200
                                                                                      xx       32            18920

MICROSOFT CORP.                       COMMON STOCK  594918104 1008867   38580         xx                     28264
                                                                                      xx       12              200
                                                                                      xx       32            10116

NATIONAL CITY CORP.                   COMMON STOCK  635405103  203099    6050         xx                      5150
                                                                                      xx       12              900

NOKIA CORP. ADR A                     COMMON STOCK  654902204  805950   44041         xx                     19156
                                                                                      xx       12             1000
                                                                                      xx       32            23885

NOBLE ENERGY INC.                     COMMON STOCK  655044105  338520    8400         xx                      8400

AS OF: DECEMBER 31, 2005                          FORM 13F           SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                            ITEM 5:                             ITEM 8:
                                                   ITEM 4:  SHARES   ITEM 6:                VOTING AUTHORITY
                                          ITEM 3:   FAIR      OR     INVESTMENT             -------------------
        ITEM 1:              ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:    (A)    (B)    (C)
     NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS   SOLE  SHARED  NONE
     --------------       -------------- --------- ------- --------- --------    --------   ----  ------  ----
ORACLE CORP.               COMMON STOCK  68389X105  418339   34262         xx                     13429
                                                                           xx       12             1300
                                                                           xx       32            19533

PEPSICO INC.               COMMON STOCK  713448108  830783   14062         xx                      8987
                                                                           xx       12             1000
                                                                           xx       32             4075

PFIZER INC.                COMMON STOCK  717081103  631599   27084         xx                     16614
                                                                           xx       12             5500
                                                                           xx       32             4970

PROCTER & GAMBLE CO.       COMMON STOCK  742718109 1861652   32164         xx                     11188
                                                                           xx       12             4800
                                                                           xx       32            16176

QUESTAR CORP.              COMMON STOCK  748356102  552610    7300         xx                      7300

ROCKWELL AUTOMATION INC.   COMMON STOCK  773903109  295800    5000         xx                      5000

ROCKWELL COLLINS INC.      COMMON STOCK  774341101  462841    9960         xx                      9960

ROYAL DUTCH SHELL PLC.     SPONSORED     780259206  202917    3300         xx                      3300
                           ADR REPSTG A
                           SHS

J M SMUCKER CO NEW         COMMON STOCK  832696405  881232   20028         xx                      9057
                                                                           xx       12             1200
                                                                           xx       32             9771

SONOSITE INC.              COMMON STOCK  83568G104  243320    6950         xx                      3050
                                                                           xx       32             3900

STANDARD PACIFIC CORP.     COMMON STOCK  85375C101  511520   13900         xx                     13900

STATE STREET CORP.         COMMON STOCK  857477103  534941    9649         xx                      4449
                                                                           xx       32             5200

3 M COMPANY.               COMMON STOCK  88579Y101 1251393   16147         xx                      1899
                                                                           xx       12             1900
                                                                           xx       32            12348

UNITED NATURAL FOODS INC.  COMMON STOCK  911163103  337524   12785         xx                      1857
                                                                           xx       32            10928

AS OF: DECEMBER 31, 2005                            FORM 13F            SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                               ITEM 5:                             ITEM 8:
                                                    ITEM 4:    SHARES   ITEM 6:                VOTING AUTHORITY
                                          ITEM 3:    FAIR        OR     INVESTMENT             -------------------
        ITEM 1:              ITEM 2:       CUSIP    MARKET    PRINCIPAL DISCRETION  ITEM 7:    (A)    (B)    (C)
     NAME OF ISSUER       TITLE OF CLASS  NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS   SOLE  SHARED  NONE
     --------------       -------------- --------- ---------- --------- --------    --------   ----  ------  ----
UNIVERSAL FOREST PRODUCTS  COMMON STOCK  913543104     558025   10100         xx                     10100

WALGREEN CO.               COMMON STOCK  931422109     319779    7225         xx                      6650
                                                                              xx       32              575

WYETH                      COMMON STOCK  983024100     715928   15540         xx                      5646
                                                                              xx       32             9894

TOTAL:                                             79,233,192